UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22634

Blackstone Alternative Alpha Fund

(Exact name of registrant as specified in charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of principal executive offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Asset Management L.P.

ANNUAL REPORT

For the Year Ended March 31, 2013

Blackstone Alternative Alpha Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Blackstone Alternative Alpha Fund:

We have audited the accompanying statement of assets and liabilities of Blackstone Alternative Alpha Fund (the “Fund”), including the schedule of investments, as of March 31, 2013, and the related statements of operations, changes in net assets, and cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blackstone Alternative Alpha Fund as of March 31, 2013, the results of its operations, the changes in its net assets, and its cash flows, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

May 28, 2013

Member of

Deloitte Touche Tohmatsu

Blackstone Alternative Alpha Fund

Statement of Assets and Liabilities

As of March 31, 2013

Assets:
Investment in Blackstone Alternative Alpha Master Fund (“Master Fund”), at fair value (Cost $182,751,440)	$196,348,376
Cash and cash equivalents	1,641,124
Investment subscription paid in advance to Master Fund	21,200,000
Interest receivable	186
Prepaid expenses	26,367

Total assets	219,216,053

Liabilities:
Shareholder subscriptions received in advance	21,665,427
Shareholder redemptions payable	448,240
Payable to Investment Manager	139,700
Trustee fees payable	10,250
Accrued expenses and other liabilities	523,730

Total liabilities	22,787,347

Net assets	$196,428,706

Components of net assets:
Paid-in capital	$183,328,168
Accumulated net investment loss	(779,065)
Accumulated net realized gain	282,667
Net unrealized appreciation on investments	13,596,936

Net assets	$196,428,706

Net asset value:
Net assets	$196,428,706
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	182,267

Net asset value per share	$1,077.70

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Schedule of Investments

March 31, 2013

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund (“Master Fund”)	182,177	$182,751,440	$196,348,376	99.96%
Other assets, less liabilities			80,330	0.04%

Total Net Assets			$196,428,706	100.00%

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Statement of Operations

For the Year Ended March 31, 2013

Fund income:
Interest	861

Fund expenses:
Distribution	685,680
Offering	391,299
Shareholder service	285,699
Organization	90,307
Legal	175,000
Insurance	144,104
Printing	121,891
Professional	119,648
Administration	104,247
Trustees	56,982
Custody	10,691
Other	113,765

Total Fund expenses	2,299,313

Less expenses reimbursed by Investment Manager *	(2,094,116)

Net Fund expenses	205,197

Net investment loss		(204,336)

Net increase in net assets from investments:
Realized gain distribution from Master Fund	282,667
Net unrealized appreciation from investment in Master Fund	13,596,936

Net increase in net assets from investments		13,879,603

Net increase in net assets from operations		$13,675,267

*	The reimbursement includes expenses incurred by the Fund and Master Fund. See Note 6.

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Statement of Changes in Net Assets

For the Year Ended March 31, 2013

Increase (Decrease) in Net Assets:

Operations:
Net investment loss	$(204,336)
Realized gain distribution from Master Fund	282,667
Net unrealized appreciation from investment in Master Fund	13,596,936

Net increase in net assets from operations	13,675,267

Distribution of net investment income to shareholders	(834,428)

Capital Transactions:
Shareholder subscriptions	183,216,960
Reinvestment of dividends	764,896
Shareholder redemptions	(496,321)
Early withdrawal fee	2,332

Increase in net assets from capital transactions	183,487,867

Net Assets:
Total increase in net assets	196,328,706
Beginning of period	100,000

End of period (including accumulated net investment loss of $779,065)	$196,428,706

Share Transactions:
Beginning of period	100
Shares issued	181,881
Shares reinvested	749
Shares redeemed	(463)

End of period	182,267

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Statement of Cash Flows

For the Year Ended March 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$13,675,267
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Reinvestment of realized gain distribution from Master Fund	(282,667)
Net unrealized appreciation from investment in Master Fund	(13,596,936)
Purchase of investment in Master Fund and subscription paid in advance to Master Fund	(203,568,773)
Increase in interest receivable	(186)
Increase in prepaid expenses	(26,367)
Increase in payable to Investment Manager	139,700
Increase in trustee fees payable	10,250
Increase in accrued expenses and other liabilities	523,730

Net cash used in operating activities	(203,125,982)

Cash flows from financing activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	204,882,387
Payments for shareholder redemptions of shares	(45,749)
Payments for shareholder distributions	(69,532)

Net cash provided by financing activities	204,767,106

Net change in cash and cash equivalents	1,641,124
Cash and cash equivalents, beginning of year	-

Cash and cash equivalents, end of year	$1,641,124

Supplemental disclosure of non-cash operating activities:
Reinvestment of realized gain distributed from Master Fund	$282,667

Supplemental disclosure of non-cash financing activities:
Reinvestment of dividends	$764,896

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Financial Highlights

For the Year Ended March 31, 2013

Per share operating performance:
Net asset value, April 1, 2012 [1]	$1,000.00
Income from investment operations:
Net investment loss [2]	(1.84)
Net realized and unrealized gain from investments	85.33

Net income from investment operations	83.49

Distribution of net investment income to shareholders	(5.81)

Early withdrawal fee	0.02

Net asset value, March 31, 2013	$1,077.70

Financial Ratios:
Service fees	0.85%
Other expenses to average net assets for the Fund before reimbursement from Investment Manager	1.16%
Reimbursement from Investment Manager [3]	(1.83)%

Total expenses to average net assets for the Fund after reimbursement from Investment Manager [4]	0.18%

Net investment loss to average net assets for the Fund	(0.18)%

Portfolio turnover [5]	9.01%

Total return	8.38%

Net assets, March 31, 2013 (000s)	$196,429

[1]	Commencement of operations.

[2]	Calculated using average shares outstanding during the period.

[3]	The reimbursement includes expenses incurred by the Fund and the Master Fund. See Note 6.

[4]

In accordance with the Expense Limitation Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. The expenses of the Master Fund represent 2.27% of average net assets for the Fund for the year ended March 31, 2013. The net expense ratio for the Fund, including the applicable Master Fund expenses is 2.45%.

[5]	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

See accompanying notes to financial statements.

Blackstone Alternative Alpha Fund

Notes to Financial Statements

March 31, 2013

1.	ORGANIZATION

Blackstone Alternative Alpha Fund (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Master Fund’s consolidated financial statements and notes to consolidated financial statements, included elsewhere within this report, are an integral part of the Fund’s financial statements and should be read in conjunction with these financial statements. As of March 31, 2013, the Fund held 100% of the ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended, and a commodity trading advisor and commodity pool operator under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2.	BASIS OF PRESENTATION

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3.	SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements

Investment in the Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s consolidated financial statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis.

Blackstone Alternative Alpha Fund

Notes to Financial Statements, (continued)

March 31, 2013

Cash and Cash Equivalents

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be cash equivalents. At March 31, 2013, the Fund had $1,641,124 of cash held at a major U.S. bank.

Contingencies

Under the Fund’s Agreement and Declaration of Trust (“Declaration of Trust”), the Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund files U.S. federal and various state and local tax returns.

Management of the Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Fund’s tax return for the current open tax year ended October 31, 2012, and has concluded, as of March 31, 2013, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the current open tax year are subject to examination by the Internal Revenue Service and state taxing authorities.

Organization and Offering Costs

Organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Investment Manager.

Offering costs have been amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

4.	FAIR VALUE HIERARCHY

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund may, as a practical expedient, estimate the fair value of the investment in the Master Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the investment in the Master Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

•	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

Blackstone Alternative Alpha Fund

Notes to Financial Statements, (continued)

March 31, 2013

•	Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Fund’s investment in the Master Fund shall be categorized within Level 2 if the Fund has the ability to redeem its investment in the Master Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

•	Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Fund has categorized within Level 3, its investment in the Master Fund that is subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

The classification of investment in the Master Fund in the table below is indicative of the Fund’s classification of its investment in the Master Fund. It is not meant to be indicative of the classification of investments in Investee Funds of the Master Fund within the fair value hierarchy.

The following is a summary categorization, as of March 31, 2013, of the Fund’s investment based on the level of inputs utilized in determining the value of such investments.

	Level 1	Level 2	Level 3	Total
Investments
Investment in the Master Fund	$-	$-	$196,348,376	$196,348,376

	$-	$-	$196,348,376	$196,348,376

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Investment in Master Fund
April 1, 2012 (commencement of operations)	$100,000
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain	-
Net change in unrealized appreciation	13,596,936
Reinvestment of realized gains	282,667
Purchases	182,368,773
Sales	-

Ending Balance March 31, 2013	$196,348,376

Change in unrealized appreciation related to investments still held as of March 31, 2013	$13,596,936

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between Levels 1, 2, or 3 for the year ended March 31, 2013.

5.	FUND TERMS

Issuance of Shares

The Fund will issue shares (“Shares”) to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares.

Blackstone Alternative Alpha Fund

Notes to Financial Statements, (continued)

March 31, 2013

The Fund reserves the right to reject any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Effective January 17, 2012, the Investment Manager subscribed $100,000 into the Fund and the Fund issued 100 shares of beneficial interest at a net asset value of $1,000 per share.

Repurchase of Shares

The Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares in a repurchase offer that has a Tender Valuation Date within the 12 month period following the original issue date of such Shares will be subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects to recommend quarterly repurchases. Since the Fund’s assets consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy.

6.	RELATED PARTY TRANSACTIONS

Management Fee

The Fund does not directly pay a management fee with respect to any period during which the only investment held by the Fund is that of the Master Fund. The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is prorated.

Expense Limitation and Reimbursement

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of the Fund’s Specified Expenses (as defined below) not to exceed 0.35% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses includes all expenses incurred in the business of the Fund or the Consolidated Master Fund with the exception of: (i) the Management Fee, (ii) the Distribution and Service Fee (as defined below), (iii) fees and expenses of the limited partnerships and investment funds (“Investee Funds”) in which the Consolidated Master Fund invests, (iv) brokerage costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund or the Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of BAAM). To the extent that Specified Expenses for the Fund (including the Fund’s pro rata share of the Consolidated Master Fund’s Specified Expenses) for any month exceeds the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Manager may discontinue its obligations under the Agreement at any time in its sole discretion after March 31, 2015. The Fund has agreed to repay the amounts borne by the Investment Manager under the Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, to the extent the Specified Expenses of the Fund (including the Fund’s pro rata share of the Consolidated Master Fund’s Specified Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The repayment may not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Consolidated Master Fund’s Specified Expenses) in the month of repayment to exceed the Expense Cap. As of March 31, 2013, the repayments that may potentially be made by the Fund to the Investment Manager are $2,338,204 and expire March 31, 2016.

Blackstone Alternative Alpha Fund

Notes to Financial Statements, (continued)

March 31, 2013

Distribution and Servicing Agreement

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares of the Fund (the “Distributor”). The Fund pays the Distributor a fee (the “Distribution and Service Fee”) equal to 0.85% (annualized) of the average net assets of the Fund.

Expense Payments

The Investment Manager pays expenses on behalf of the Fund and is subsequently reimbursed for such payments. Subject to the Expense Limitation and Reimbursement Agreement, the Fund was allocated $1,307,115 of the repayment amount which reduced the amount payable by the Fund to the Investment Manager for reimbursement of such expenses. As of March 31, 2013, the Fund had $139,700 payable to the Investment Manager recorded in the Statement of Assets and Liabilities.

7.	FINANCIAL INSTRUMENTS AND OFF-BALANCE SHEET RISK

In the normal course of business, the Investee Funds held by the Master Fund may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds held by the Master Fund invest in these instruments for trading and hedging purposes. The Fund is indirectly subject to certain risks arising from investments made by the Investee Funds held by the Master Fund.

Market Risk

The Fund, through its investments in Investee Funds held by the Master Fund, has exposure to financial instrument transactions which may have off-balance sheet market risk. Off-balance sheet market risk is the risk of potential adverse changes to the value of financial instruments and derivatives because of changes in market conditions such as interest and currency rate movements. See notes to the Consolidated Master Fund’s financial statements.

Credit Risk

The Fund is subject to certain inherent credit risks arising from transactions involving derivative financial instruments by exposure through the Master Fund’s investments. Credit risk is the amount of accounting loss that the Fund would incur if a counterparty has failed to perform its obligations under contractual terms. See notes to the Consolidated Master Fund’s financial statements.

8.	INCOME TAXES

The tax character of dividends paid to shareholders during the period April 1, 2012 (commencement of operations) to December 31, 2012 was as follows:

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
$834,428	$-	$834,428	$-	$834,428

As of the tax year ended October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Captial Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$643,725	$-	$-	$1,344,897	$1,988,622

The amounts of net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax

Blackstone Alternative Alpha Fund

Notes to Financial Statements, (continued)

March 31, 2013

purposes. The timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may also differ from the year that the income or realized gain was recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period the differences arise.

Accordingly, the following permanent differences, primarily due to nondeductible stock issuance costs, have been reclassified to increase (decrease) such accounts during the tax year ended October 31, 2012:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
$259,699	$-	$(259,699)

9.	SUBSEQUENT EVENTS

On March 27, 2013, the Fund commenced an offer to purchase (“Offer”) up to 25,086 Shares at a price equal to the Shares’ net asset value effective as of June 30, 2013. As of April 24, 2013, the expiration date of the Offer, approximately 791 Shares were tendered for repurchase, including all of the Shares owned by the Investment Manager. The tendered Shares have been accepted by the Fund.

The Fund has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited)

March 31, 2013

Management of the Fund

The Fund’s operations are managed under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund, (the “Independent Trustees”). The Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The initial Trustees serving on the Board of Trustees have been elected by the organizational shareholder of the Fund. The Fund’s Board of Trustees also serves as the board of trustees of the Master Fund.

Compensation for Trustees

The Fund and the Master Fund pay no compensation to any of its officers or to the Trustees who are not Independent Trustees. The Independent Trustees are each paid by the Fund and Master Fund $20,000 per fiscal year in aggregate for their services to the Fund and the Master Fund and the Chair of the Audit Committee receives an additional $2,000 per fiscal year. The Trustees are reimbursed by the Fund and the Master Fund for their travel expenses related to Board meetings.

INDEPENDENT TRUSTEES
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships Held During Past 5 Years
John M. Brown (1959)	Trustee	Since 1/2012	Retired (2012 to present) Independent Consultant (2010 to 2012) Principal, Acquiline Holdings (Private Equity) (2006 to 2010)	2	None
Frank J. Coates(2) (1964)	Trustee	Since 1/2012	CEO, Wheelhouse Analytics, LLC (2010 to present) CEO, Coates Analytics, LP (PNC Bank) (2005 to 2010)	2	Member of Board of Managers of Evermore Global Advisors, LLC
Paul J. Lawler(2) (1948)	Trustee	Since 1/2012	Private Investor (2010 to present) VP Investments & Chief Investment Officer, W.K. Kellogg Foundation (1997 to 2009)	2

Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds (1 portfolio); Trustee, First Eagle Funds (8 portfolios); Trustee (Audit Committee and Finance Committee Member), American University in Cairo

Kristen M. Leopold(2) (1967)	Trustee	Since 1/2012	Managing Member, KL Associates LLC (CFO Consulting) (2005 to present) Member and CFO, WFL Real Estate Services, LLC (2005 to present)	2	Trustee, CPG JP Morgan Alternative Strategies Fund, LLC; Trustee, CPG Carlyle Private Equity Fund, LLC and CPG Carlyle Private Equity Master Fund, LLC

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited), (continued)

March 31, 2013

INTERESTED TRUSTEE(3)
Name and Year of Birth of Interested Trustees	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships Held During Past 5 Years
Peter Koffler (1958)	Trustee	Since 12/2012	Senior Managing Director, Blackstone Alternative Asset Management L.P. (2012 to present) General Counsel, Blackstone Alternative Asset Management L.P. (2010 to present) Chief Compliance Officer, The Blackstone Group L.P. (2012 to present) Managing Director, Blackstone Alternative Asset Management L.P. (2006 to 2012) Chief Compliance Officer, Blackstone Alternative Asset Management L.P. (2008 to 2012)	2	None

OFFICERS
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	Since 11/2011

Vice President, Blackstone Alternative Asset Management L.P. (2011 to present)

Associate, Blackstone Alternative Asset Management L.P. (2010 to 2011)

Associate, Merrill Lynch and Bank of America Merrill Lynch (2008 to 2010)

Brian F. Gavin (1969)	President (Principal Executive Officer)	Since 11/2011	Chief Operating Officer & Senior Managing Director, Blackstone Alternative Asset Management L.P. (2007 to present)
Hayley Stein (1977)	Chief Compliance Officer	Since 12/2012

Managing Director, Blackstone Alternative Asset Management L.P. (2011 to present)

Chief Compliance Officer, Blackstone Alternative Asset Management L.P. (2012 to present) Vice President, Blackstone Alternative Asset Management L.P. (2006 to 2011)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	Since 11/2011	Chief Financial Officer & Managing Director, Blackstone Alternative Asset Management L.P. (2007 to present)
Scott Sherman (1975)	Chief Legal Officer	Since 11/2011	Managing Director, Blackstone Alternative Asset Management L.P. (2009 to present) Vice President, Blackstone Alternative Asset Management L.P. (2007 to 2009)

(1)	Indefinite.

(2)	Member of the Audit Committee.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Blackstone Alternative Asset Management L.P.

Allocation of Investments

The Fund invests substantially all of its assets in the Master Fund. See the Consolidated Master Fund’s supplemental information for the allocation of investments among asset classes.

Blackstone Alternative Alpha Fund

Supplemental Information (Unaudited), (continued)

March 31, 2013

Form N-Q Filings

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

The Fund and the Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. Information regarding how the Fund and the Master Fund voted proxies relating to investments during the period ended June 30, 2012 is available (1) without charge, upon request, by calling toll free, 1-888-386-9490 and (2) on the SEC website at http://www.sec.gov.

Additional Information

The Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Privacy Policy

This privacy policy sets forth BAAM’s policies with respect to nonpublic personal information of individual investors, shareholders, prospective investors and former investors of investment funds managed by BAAM. These policies apply to individuals only and are subject to change.

BAAM collects nonpublic personal information about Investors from the information it receives in subscription agreements and information relating to an Investor’s transactions with BAAM.

BAAM does not disclose any nonpublic personal information about the Investors to anyone other than (i) fund administrators and other service providers as necessary in order to service each BAAM Investor’s investment with BAAM, (ii) The Blackstone Group L.P. and its affiliates (collectively, “TBG”) in order to determine the Investor’s eligibility for services offered by TBG, and (iii) as permitted by law.

An Investor may limit the extent to which BAAM shares the Investor’s personal information with TBG by calling 1-888-386-9490. BAAM is required to share the Investor’s personal information with TBG in order to determine the Investor’s eligibility for investment services offered by TBG. However, BAAM still may share such personal information with TBG as necessary to service such Investor’s investment with BAAM or under other circumstances permitted by law. TBG also may market investment services to Investors where TBG has its own relationship with an Investor. Once an Investor has informed BAAM about his or her privacy preferences, they will remain in effect until the Investor notifies BAAM otherwise.

It also may be necessary under anti-money laundering and similar laws to disclose information about Investors in order to accept subscriptions from them. BAAM also will release information about Investors if compelled to do so by law in connection with any government request or investigation, or if any Investors direct BAAM to do so.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of

Blackstone Alternative Alpha Master Fund and Subsidiary:

We have audited the accompanying consolidated statement of assets and liabilities of Blackstone Alternative Alpha Master Fund and Subsidiary (the “Master Fund”), including the consolidated schedule of investments, as of March 31, 2013, and the related consolidated statements of operations, changes in net assets, and cash flows, and the consolidated financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investee funds owned as of March 31, 2013, by correspondence with the investee funds’ investment advisor or administrator. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Blackstone Alternative Alpha Master Fund and Subsidiary as of March 31, 2013, the results of their operations, the changes in their net assets, and their cash flows, and the consolidated financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

May 28, 2013

Member of

Deloitte Touche Tohmatsu

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of March 31, 2013

Assets:
Investments in Investee Funds, at fair value (cost $173,479,796)	$190,159,469
Cash and cash equivalents	1,499,677
Investment subscriptions paid in advance to Investee Funds	25,000,000
Interest receivable	251
Receivable from investments sold	1,582,435
Prepaid expenses	102,071

Total assets	218,343,903

Liabilities:
Shareholder subscriptions received in advance	21,200,000
Management Fees payable	558,625
Trustee fees payable	10,250
Payable to Investment Manager	63,869
Accrued expenses and other liabilities	162,783

Total liabilities	21,995,527

Net assets	$196,348,376

Components of net assets:
Paid-in capital	$182,694,636
Accumulated net investment loss	(2,530,769)
Accumulated net realized loss	(495,164)
Net unrealized appreciation on investments	16,679,673

Net assets	$196,348,376

Net asset value:
Net assets	$196,348,376
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	182,177

Net asset value per share	$1,077.79

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments

March 31, 2013

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Glenview Institutional Partners, L.P.		$12,400,000	$16,454,699	8.38%	Quarterly	45 Days
Bay Pond Partners, L.P.(3)		13,700,000	15,008,678	7.64%	Semi-annually	45 Days
Southpoint Qualified Fund, L.P.		13,800,000	14,870,698	7.57%	Quarterly	60 Days
Turiya Fund, L.P.		12,950,000	14,189,656	7.23%	Quarterly	45 Days
Pershing Square, L.P.		12,600,000	13,944,960	7.10%	Quarterly	65 Days
Viking Global Equities III Ltd.(2)	6,279	12,400,000	13,927,470	7.08%	Annually	45 Days
Hoplite Partners, L.P.		12,100,000	12,813,157	6.53%	Quarterly	45 Days
Visium Balanced Offshore Fund Ltd.(2)	4,683	9,230,000	10,130,328	5.16%	Quarterly	60 Days
AKO Partners, L.P.(2)		7,936,864	9,593,974	4.89%	Quarterly	90 Days
Merchants’ Gate Offshore Fund Ltd.(2)	8,000	8,000,000	8,308,573	4.23%	Semi-annually	60 Business Days
Vinik Fund, L.P.(3)		8,200,000	8,081,548	4.12%	Quarterly	30 Days
Soroban Cayman Fund Ltd.(2)	1,308	1,738,000	2,201,112	1.12%	Quarterly	60 Days

Total		125,054,864	139,524,853	71.05%

Credit-Driven(b)
Magnetar Constellation Fund Ltd.(2)	13,300	13,300,000	14,256,794	7.26%	Quarterly	90 Days

Global Macro(c)
Tudor BVI Global Fund Ltd.(2)	1,551	7,050,000	7,656,900	3.90%	Quarterly	60 Days
BlueCrest Capital International Ltd.(2)	21,630	6,500,000	6,558,335	3.34%	Quarterly	90 Days

Total		13,550,000	14,215,235	7.24%

Event-Driven(d)
Corvex Partners, L.P.		12,800,000	12,979,656	6.61%	Quarterly	60 Days

Multi-Category(e)
HBK Offshore Fund II, L.P.(2)		4,237,012	4,470,364	2.28%	Quarterly	90 Days
Elliott International Ltd.(2)	354	287,920	321,967	0.17%	Quarterly - Semi-annually	60 Days

Total		4,524,932	4,792,331	2.45%

Managed Futures(f)
BlueTrend Fund Ltd.(2)	14,433	4,250,000	4,390,600	2.24%	Monthly	30 Days

Total Investments in Investee Funds(4)(5)		$173,479,796	$190,159,469	96.85%

Other assets, less liabilities			6,188,907	3.15%

Total Net Assets			$196,348,376	100.00%

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments, (continued)

March 31, 2013

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 for Fair Value Hierarchy disclosure.
(2)	Investee Fund organized in a non-U.S. offshore jurisdiction.
(3)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly owned by the Master Fund.
(4)	The total cost of Investee Funds organized in the United States is $98,550,000, with a fair value of $108,343,052.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $74,929,796, with a fair value of $81,816,417.

(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Credit-Driven strategy generally includes credit-driven focused Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages, and non-mortgage asset-backed securities.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(d)	The Event-Driven strategy generally includes Investee Funds that are generally event-driven-focused and seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.
(e)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(f)	The Managed Futures strategy generally includes managed futures-focused Investee Funds that invest in systematic futures and foreign exchange forward trading strategies.

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations

For the Year Ended March 31, 2013

Net investment loss:
Income:
Interest	$2,350

Expenses:
Management fees	1,424,001
Organization	104,095
Legal	182,500
Risk monitoring	170,117
Professional	149,218
Insurance	144,104
Administration	95,130
Printing	95,000
Custody	63,368
Trustee	56,982
Offering	43,478
Other	61,930

Total expenses	2,589,923

Net investment loss		(2,587,573)

Net increase in net assets from investments:
Net realized loss from investments in Investee Funds	(212,497)
Net unrealized appreciation from investments in Investee Funds	16,679,673

Net increase in net assets from investments		16,467,176

Net increase in net assets from operations		$13,879,603

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Changes in Net Assets

For the Year Ended March 31, 2013

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(2,587,573)
Net realized loss from investments in Investee Funds	(212,497)
Net unrealized appreciation from investments in Investee Funds	16,679,673

Net increase in net assets from operations	13,879,603

Distributions of realized gains to shareholders	(282,667)

Capital Transactions:
Shareholder subscriptions	182,368,773
Reinvestment of dividends	282,667

Increase in net assets from capital transactions	182,651,440

Net Assets:
Total increase in net assets	196,248,376
Beginning of period	100,000

End of period (including accumulated net investment loss of $2,530,769)	$196,348,376

Share Transactions:
Beginning of period	100
Shares issued	181,800
Shares reinvested	277

End of period	182,177

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$13,879,603
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss from investments in Investee Funds	212,497
Net unrealized appreciation from investments in Investee Funds	(16,679,673)
Purchases of investments in Investee Funds and subscriptions paid in advance to Investee Funds	(208,330,919)
Proceeds from redemptions of investments in Investee Funds	8,056,191
Increase in interest receivable	(251)
Increase in prepaid expenses	(102,071)
Increase in management fees payable	558,625
Increase in trustee fees payable	10,250
Increase in payable to Investment Manager	63,869
Increase in accrued expenses and other liabilities	162,783

Net cash used in operating activities	(202,169,096)

Cash flows from financing activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	203,568,773

Cash provided by financing activities	203,568,773

Net change in cash and cash equivalents	1,399,677
Cash and cash equivalents, beginning of period	100,000

Cash and cash equivalents, end of period	$1,499,677

Supplemental disclosure of non-cash financing activities:
Reinvestment of dividends	$282,667

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights

As of March 31, 2013

Per share operating performance:
Net asset value, April 1, 2012 [1]	$1,000.00
Income from investment operations:
Net investment loss [2]	(23.23)
Net realized and unrealized gain from investments	102.99

Net income from investment operations	79.76

Distributions of realized gains to shareholders	(1.97)

Net asset value, March 31, 2013	$1,077.79

Financial Ratios:
Expenses to average net assets	2.28%

Net investment loss to average net assets	(2.27)%

Portfolio turnover	9.01%

Total return	7.99%

Net assets, March 31, 2013 (000s)	$196,348

[1]	Commencement of operations.

[2]	Calculated using average shares outstanding during the period.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying notes to consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements

March 31, 2013

1.	ORGANIZATION

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012, for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended, and a commodity trading advisor and commodity pool operator under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Consolidated Master Fund’s and the Feeder Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2.	BASIS OF PRESENTATION

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3.	SIGNIFICANT ACCOUNTING POLICIES

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set further below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board as the same may be amended from time to time.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (continued)

March 31, 2013

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value.

The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in the net increase in net assets from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as financial instruments under the existing accounting guidance for Financial Instruments, approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Cash and Cash Equivalents

The Consolidated Master Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be cash equivalents. At March 31, 2013, the Consolidated Master Fund had $1,499,677 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Declaration of Trust, the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (continued)

March 31, 2013

Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. However, the Consolidated Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Consolidated Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Consolidated Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax return for the current open tax year ended October 31, 2012, and has concluded, as of March 31, 2013, no provision for income tax would be required in the Consolidated Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax year are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes, and is therefore not subject to U.S. income tax. However, as a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are consolidated into the Master Fund’s investment company taxable income.

For the current open tax year and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Organization and Offering Costs

Organization costs associated with the establishment of the Consolidated Master Fund were expensed by the Consolidated Master Fund and reimbursed by the Investment Manager.

Offering costs have been amortized over 12 months on a straight-line basis beginning from the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

4.	FAIR VALUE HIERARCHY

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (continued)

March 31, 2013

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

•	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Consolidated Master Fund’s investment in the Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Funds at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

•	Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund has categorized within Level 3, investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds as set forth in their governing legal agreements may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or which were made at different points in time that result in differences in the effective minimum holding period or lockup or participation in side pocket investments. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at March 31, 2013.

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

The following is a summary categorization, as of March 31, 2013, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3	Total
Investments in Investee Funds by Strategy
Equity	$-	$18,353,394	$121,171,459	$139,524,853
Credit-Driven	-	-	14,256,794	14,256,794
Global Macro	-	7,656,900	6,558,335	14,215,235
Event-Driven	-	-	12,979,656	12,979,656
Multi-Category	-	-	4,792,331	4,792,331
Managed Futures	-	4,390,600	-	4,390,600

	$-	$30,400,894	$159,758,575	$190,159,469

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (continued)

March 31, 2013

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Credit-Driven	Global Macro	Event-Driven	Multi-Category	Total
April 1, 2012 (commencement of operations)	$-	$-	-	$-	$-	$-
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Net realized gain	-	-	-	-	69,029	69,029
Net change in unrealized appreciation	11,603,459	956,794	58,335	179,656	267,400	13,065,644
Purchases	109,568,000	13,300,000	6,500,000	12,800,000	5,912,919	148,080,919
Sales	-	-	-	-	(1,457,017)	(1,457,017)

Ending Balance March 31, 2013	$121,171,459	$14,256,794	$6,558,335	$12,979,656	$4,792,331	$159,758,575

Change in unrealized appreciation related to investments still held as of March 31, 2013	$11,603,459	$956,794	$58,335	$179,656	$267,400	$13,065,644

The Consolidated Master Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between Levels 1, 2, or 3 for the year ended March 31, 2013.

The following table summarizes investments in Investee Funds, by investment strategy and the amount of the investments in Investee Funds that cannot be redeemed because of redemption restrictions put in place by the Investee Funds. In instances where redemptions were restricted, the maximum remaining redemption restriction period is disclosed. Where the remaining redemption restriction period is not known, the date the redemption restriction commenced is disclosed.

		Category (A)		Category (B)
Investments in Investee Funds by Strategy	Unfunded Commitment $	Amount $	Maximum Remaining Redemption Restriction Period	Amount $	Redemption Restriction Commencement Date	Total $ (A) + (B)

Equity	$-	$121,171,459	24 months	$-	N/A	$121,171,459

Credit-Driven	-	14,256,794	24 months	-	N/A	14,256,794

Global Macro	-	6,558,335	12 months	-	N/A	6,558,335

Event-Driven	-	12,979,656	12 months	-	N/A	12,979,656

Multi-Category	558,576	4,792,331	24 months	-	N/A	4,792,331

Category (A) Investments in Investee Funds cannot be redeemed and the maximum remaining redemption restriction period is disclosed. The maximum remaining redemption restriction period is based on the restriction period for Investee Funds as defined in each respective Investee Fund’s governing legal agreements without consideration of the length of time elapsed from the date of investments in the Investee Funds. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Category (B) Investments in Investee Funds cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

Purchases and sales of investments for the year ended March 31, 2013 were $183,330,919 and $9,638,626, respectively.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (continued)

March 31, 2013

5.	FUND TERMS

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

Repurchases will be made only at such times and on such terms as may be determined by the Board, in its sole discretion.

6.	RELATED PARTY TRANSACTIONS

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. The Feeder Fund allocated to the Consolidated Master Fund, through an investment in the Master Fund, $1,031,090 of the repayment amount under the Feeder Fund’s Expense Limitation and Reimbursement Agreement. This allocation reduced the amount payable by the Consolidated Master Fund to the Investment Manager. As of March 31, 2013, the Consolidated Master Fund had $63,869 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7.	FINANCIAL INSTRUMENTS AND OFF-BALANCE SHEET RISK

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments that the Investee Funds make. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty failed to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (continued)

March 31, 2013

8.	INCOME TAXES

The primary difference between the book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. The allocated taxable income is reported annually by each Investee Fund to the Master Fund. The aggregate cost of Investee Funds for federal income tax purposes is therefore calculated and presented annually as of March 31. The aggregate cost of Investee Funds and the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$174,491,059

Gross unrealized appreciation	$15,786,862
Gross unrealized depreciation	(118,452)

Net unrealized appreciation	$15,668,410

The tax character of dividends paid to shareholders during the period April 1, 2012 (commencement of operations) to December 31, 2012 was as follows:

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
$ 196,951	$85,716	$282,667	$-	$282,667

As of the tax year ended October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Captial Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$149,785	$-	$-	$1,459,652	$1,609,437

The amounts of net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. The timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may also differ from the year that the income or realized gain was recorded by the Master Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period the differences arise.

Accordingly, the following permanent differences, primarily due to nondeductible stock issuance costs, have been reclassified to increase (decrease) such accounts during the tax year ended October 31, 2012:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
$56,804	$-	$(56,804)

9.	SUBSEQUENT EVENTS

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside of the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited)

March 31, 2013

Management of the Fund

The Consolidated Master Fund’s operations are managed under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The initial Trustees serving on the Board of Trustees have been elected by the organizational shareholder of the Master Fund. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Fund.

Compensation for Trustees

The Master Fund and the Feeder Fund pay no compensation to any of its officers or to the Trustees who are not Independent Trustees. The Independent Trustees are each paid by the Master Fund and the Feeder Fund $20,000 per fiscal year in aggregate for their services to the Master Fund and the Feeder Fund and the chair of the Audit Committee receives an additional $2,000 per fiscal year. The Trustees are reimbursed by the Master Fund and the Feeder Fund for their travel expenses related to Board meetings.

INDEPENDENT TRUSTEES
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships Held During Past 5 Years
John M. Brown (1959)	Trustee	Since 1/2012	Retired (2012 to present) Independent Consultant (2010 to 2012) Principal, Acquiline Holdings (Private Equity) (2006 to 2010)	2	None
Frank J. Coates(2) (1964)	Trustee	Since 1/2012	CEO, Wheelhouse Analytics, LLC (2010 to present) CEO, Coates Analytics, LP (PNC Bank) (2005 to 2010)	2	Member of Board of Managers of Evermore Global Advisors, LLC
Paul J. Lawler(2) (1948)	Trustee	Since 1/2012	Private Investor (2010 to present) VP Investments & Chief Investment Officer, W.K. Kellogg Foundation (1997 to 2009)	2

Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds (1 portfolio); Trustee, First Eagle Funds (8 portfolios); Trustee (Audit Committee and Finance Committee Member), American University in Cairo

Kristen M. Leopold(2) (1967)	Trustee	Since 1/2012	Managing Member, KL Associates LLC (CFO Consulting) (2005 to present) Member and CFO, WFL Real Estate Services, LLC (2005 to present)	2	Trustee, CPG JP Morgan Alternative Strategies Fund, LLC; Trustee, CPG Carlyle Private Equity Fund, LLC and CPG Carlyle Private Equity Master Fund, LLC

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited), (continued)

March 31, 2013

INDEPENDENT TRUSTEES(3)
Name and Year of Birth of Interested Trustees	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships Held During Past 5 Years
Peter Koffler (3) (1958)	Trustee	Since 12/2012	Senior Managing Director, Blackstone Alternative Asset Management L.P. (2012 to present) General Counsel, Blackstone Alternative Asset Management L.P. (2010 to present) Chief Compliance Officer, The Blackstone Group L.P. (2012 to present) Managing Director, Blackstone Alternative Asset Management L.P. (2006 to 2012) Chief Compliance Officer, Blackstone Alternative Asset Management L.P. (2008 to 2012)	2	None

OFFICERS
Name and Year of Birth	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	Since 11/2011

Vice President, Blackstone Alternative Asset Management L.P. (2011 to present)

Associate, Blackstone Alternative Asset Management L.P. (2010 to 2011)

Associate, Merrill Lynch and Bank of America Merrill Lynch (2008 to 2010)

Brian F. Gavin (1969)	President (Principal Executive Officer)	Since 11/2011	Chief Operating Officer & Senior Managing Director, Blackstone Alternative Asset Management L.P. (2007 to present)

Hayley Stein (1977)	Chief Compliance Officer	Since 12/2012

Managing Director, Blackstone Alternative Asset Management L.P. (2011 to present)

Chief Compliance Officer, Blackstone Alternative Asset Management L.P. (2012 to present)

Vice President, Blackstone Alternative Asset Management L.P. (2006 to 2011)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	Since 11/2011	Chief Financial Officer & Managing Director, Blackstone Alternative Asset Management L.P. (2007 to present)
Scott Sherman (1975)	Chief Legal Officer	Since 11/2011	Managing Director, Blackstone Alternative Asset Management L.P. (2009 to present) Vice President, Blackstone Alternative Asset Management L.P. (2007 to 2009)

(1)	Indefinite.

(2)	Member of the Audit Committee.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Blackstone Alternative Asset Management L.P.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited), (continued)

March 31, 2013

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of March 31, 2013.

Asset Class(1)	Fair Value	%
Equity	$139,524,853	73.37%
Credit-Driven	14,256,794	7.49%
Global Macro	14,215,235	7.48%
Event-Driven	12,979,656	6.83%
Multi-Category	4,792,331	2.52%
Managed Futures	4,390,600	2.31%

Total Investments	$190,159,469	100.00%

(1)	The complete list of investments included in the following asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

The Master Fund and the Feeder Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. Information regarding how the Master Fund and the Feeder Fund voted proxies relating to investments during the period ended June 30, 2012 is available (1) without charge, upon request, by calling toll free, 1-888-386-9490 and (2) on the SEC website at http://www.sec.gov.

Board Consideration of the Investment Management Agreement

At a meeting of the Board of the Fund held in person on March 12, 2013, the Board, including all of the Independent Trustees considered the ratification of the Investment Management Agreement (the “Intermediate Fund Agreement”) between Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), a Cayman Islands subsidiary of the Master Fund, and BAAM.

The Independent Trustees were assisted in their review of the Intermediate Fund Agreement by independent legal counsel. Prior to the meeting, the Board received (a) materials prepared by independent legal counsel regarding the relevant factors to consider, (b) materials prepared by BAAM relating to, among other things, BAAM’s qualifications to serve as investment manager; analysis of the fees and expenses of the Feeder Fund (on a combined basis with the fees and expenses of the Master Fund and Intermediate Fund) as compared with a peer group of funds; and analysis of BAAM’s profitability from providing services to the Feeder Fund, Master Fund and Intermediate Fund and (c) materials prepared by an outside firm, unaffiliated with the Feeder Fund or BAAM, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Feeder Fund (on a combined basis with the fees and expenses of the Master Fund and Intermediate Fund) to those of a peer group of funds determined by the Service Provider. At the meeting, a discussion ensued regarding the materials that had been provided to the Board, the terms of the Intermediate

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited), (continued)

March 31, 2013

Fund Agreement, the operations of the Intermediate Fund and other relevant considerations. In evaluating the Intermediate Fund Agreement, the Board considered that the Intermediate Fund had been established to facilitate the Master Fund’s investment program, and that the Intermediate Fund did not pay a management fee under the Intermediate Fund Agreement. The Board also took into account the “master feeder” structure and the fact that BAAM serves as investment adviser to the Feeder Fund and Master Fund but receives a management fee only from the Master Fund. Following this discussion, the Board, including all of the Independent Trustees, determined to ratify the Intermediate Fund Agreement for an initial term of two years on the basis of the following considerations, among others:

Nature, Extent and Quality of the Services

The Board discussed BAAM’s personnel, operations and financial condition, including the following: the background and experience of key investment personnel and BAAM’s ability to retain them; BAAM’s focus on analysis of complex asset categories; BAAM’s disciplined investment approach and commitment to investment principles; BAAM’s significant investment in and commitment to personnel, including additional hiring and extensive training and infrastructure including research, risk and portfolio management analytics; BAAM’s significant compliance efforts, and oversight of and plan for sales; and, BAAM’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and advisory service to be provided were appropriate and thus support a decision to approve the Intermediate Fund Agreement.

Costs of Services and Profitability

It was noted that BAAM receives compensation for performing investment advisory services for the Master Fund pursuant to a separate investment management agreement (the “Master Fund Agreement”) with the Master Fund and that no additional compensation is received for rendering services under the Intermediate Fund Agreement or under BAAM’s separate investment management agreement with the Feeder Fund. In analyzing the cost of services and profitability of BAAM, the Board considered BAAM’s resources devoted to the Intermediate Fund (as well as to the Feeder Fund and Master Fund) as well as the assessment of estimated costs and profitability provided by BAAM.

The Board reviewed the Feeder Fund’s management fee rate and the total expense ratio (on a combined basis with the fees and expenses of the Master Fund and Intermediate Fund) compared to those of a peer group of funds determined by the Service Provider. The funds within the peer group were selected by the Service Provider, which is not affiliated with BAAM.

The peer group selected by the Service Provider for the Feeder Fund contained fourteen funds, including the Feeder Fund. Within this peer group, the Feeder Fund ranked (a) in the third quintile (and below the median) for actual total expenses excluding investment related expenses and taxes and (b) in the fourth quintile for management fee rate. The Board noted that BAAM has agreed to cap certain operating and other expenses of the Feeder Fund (excluding the management fee, underlying fund expenses, distribution fee and other expenses described in the Feeder Fund’s prospectus as being excluded) in order to maintain certain expenses below 0.35%.

The Board took into account the significant investment by, and cost to, BAAM regarding service infrastructure to support the Funds and the Feeder Fund’s investors. On the basis of the Board’s review of the fees to be charged by BAAM for investment advisory and related services, the relatively unique, and highly specialized structuring, launching and nature of the Funds’ investment program, BAAM’s financial information, and the estimated costs associated with managing the Funds, the Board concluded that the level of investment management fees payable under the Intermediate Fund Agreement is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on current expenses established by an expense limitation agreement, and the fees paid under the Master Fund Agreement.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited), (continued)

March 31, 2013

Economies of Scale

While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees payable under the Master Fund Agreement are reasonable and reflect the Fund’s complex operations. The Board also was advised that the Fund is expected to be modest in size for the foreseeable future. The Board noted that it will have the opportunity to periodically re-examine whether the Funds have achieved economies of scale, as well as the appropriateness of management fees payable to BAAM, in the future.

Other Benefits

The Board noted that BAAM said it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and BAAM does not realize “soft dollar” benefits from its relationship with the Funds. The Board concluded that other benefits derived by BAAM from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of the Funds and its shareholders.

Other considerations

The Board evaluated the comparative information provided by BAAM regarding the performance of other similar investment funds managed by BAAM, including the Funds, compared with the performance of various indices, including the relevance of various indices. On the basis of the Board’s assessment, the Board concluded that BAAM was capable of generating a level of investment performance that is appropriate in light of the Funds’ investment objective, policies and strategies and fully competitive with comparable funds.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Intermediate Fund Agreement were fair and reasonable with respect to the services that BAAM provides to the Intermediate Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Privacy Policy

This privacy policy sets forth BAAM’s policies with respect to nonpublic personal information of individual investors, shareholders, prospective investors and former investors of investment funds managed by BAAM. These policies apply to individuals only and are subject to change.

BAAM collects nonpublic personal information about Investors from the information it receives in subscription agreements and information relating to an Investor’s transactions with BAAM.

BAAM does not disclose any nonpublic personal information about the Investors to anyone other than (i) fund administrators and other service providers as necessary in order to service each BAAM Investor’s investment with BAAM, (ii) The Blackstone Group L.P. and its affiliates (collectively, “TBG”) in order to determine the Investor’s eligibility for services offered by TBG, and (iii) as permitted by law.

An Investor may limit the extent to which BAAM shares the Investor’s personal information with TBG by calling 1-888-386-9490. BAAM is required to share the Investor’s personal information with TBG in order to determine the Investor’s eligibility for investment services offered by TBG. However, BAAM still may share such personal information with TBG as necessary to service such Investor’s investment with BAAM or under other circumstances permitted by law. TBG also may market investment services to Investors where TBG has its own relationship with an Investor. Once an Investor has informed BAAM about his or her privacy preferences, they will remain in effect until the Investor notifies BAAM otherwise.

It also may be necessary under anti-money laundering and similar laws to disclose information about Investors in order to accept subscriptions from them. BAAM also will release information about Investors if compelled to do so by law in connection with any government request or investigation, or if any Investors direct BAAM to do so.

Blackstone Alternative Alpha Fund

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund

Accounting Agent and Transfer Agent

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s prospectus and statement of additional information without charge by calling the Fund’s transfer agent at 1-888-386-9490.

Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$64,500	$	N/A
(b) Audit-Related Fees	$0	$	N/A
(c) Tax Fees(1)	$12,660	$	N/A
(d) All Other Fees	$0	$	N/A

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the audit committee (the “Committee”) of the board of trustees of the registrant requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Alternative Asset Management L.P., the investment manager of the registrant (“BAAM”), and any entity controlling, controlled by, or under common control with BAAM that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
100%	N/A

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	N/A

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

These policies are included as Exhibit 12(a)(4).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Managers and Description of Role of Portfolio Managers – as of March 31, 2013

Alberto Santulin (since inception) and John (JT) Shields (since January 2013) are the portfolio managers of the registrant and the Master Fund and as such have day-to-day management responsibilities for the registrant and the Master Fund. BAAM’s Investment Committee reviews and approves investments made by the registrant and the Master Fund but is not primarily responsible for the day-to-day management of the registrant’s and the Master Fund’s portfolios.

Alberto Santulin has been a Managing Director of BAAM since 2005. In this role, Mr. Santulin has been involved in portfolio management, primarily focusing on arbitrage, credit and event strategies. In addition, he is involved in hedge fund manager evaluation, selection and monitoring. From 2006-2008, Mr. Santulin focused on European hedge fund managers while maintaining the aforementioned responsibilities.

JT Shields has been a Vice President of BAAM. Since joining BAAM, Mr. Shields has been involved in manager evaluation, selection and monitoring, primarily focused on hedged equity managers. In addition, he has been involved in portfolio management of BAAM’s equity strategies. Before joining BAAM in 2010, Mr. Shields was a Vice President at UBP Asset Management, a fund of hedge funds, where he focused on equity strategies.

(a)(2) Other Accounts Managed by Portfolio Managers

The table below identifies, for each named portfolio manager of the registrant (a “Portfolio Manager”), the number of accounts (other than the registrant or Blackstone Alternative Alpha Master Fund (the master fund in which the registrant invests substantially all of its assets, the “Master Fund”)) for which the Portfolio Manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment funds and other accounts.

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Alberto Santulin	0	N/A	0	N/A	0	N/A
JT Shields	0	N/A	0	N/A	0	N/A

Potential Conflicts of Interest

Not applicable.

(a)(3) Compensation of Portfolio Managers

The Portfolio Managers’ compensation is comprised primarily of a fixed salary and a discretionary bonus paid by BAAM or its affiliates and not by the registrant or the Master Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of The Blackstone Group L.P., the parent company of BAAM (“Blackstone”), which stock options may be subject to certain vesting periods. The amount of the Portfolio Managers’ discretionary bonus, and the portion to be paid in shares or stock options of Blackstone, is determined by senior officers of BAAM and/or Blackstone. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of BAAM; the overall performance of Blackstone and its affiliates and subsidiaries; the profitability to BAAM derived from the management of the registrant, the Master Fund and the other accounts managed by BAAM; the absolute performance of the registrant, the Master Fund and such other accounts for the preceding year; contributions by the Portfolio Manager in assisting with managing the assets of BAAM; and execution of managerial responsibilities, client interactions and support of colleagues. The bonus is not based on a precise formula, benchmark or other metric.

(a)(4) Securities Ownership of Portfolio Managers

The table below shows the dollar range of the interests of the registrant and the Master Fund beneficially owned as of March 31, 2013 by each Portfolio Manager.

Portfolio Manager	Registrant	Master Fund
Alberto Santulin	None	None
JT Shields	None	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure require by Item 2 is attached hereto.

 Exhibit 99.CODE

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

 Exhibit 99.CERT

(a)(3) Not applicable.

(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

 Exhibit 99.PROXY

(b) Certifications pursuant to Rule 30a-2(b) are attached hereto.

 Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Alpha Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date:	June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date:	June 10, 2013

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date:	June 10, 2013